Related Parties - Payable to Employees and Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Board of Director Fees	$ 300	$ 200
Amounts Due to U.K. Members	14,865	16,554
Amounts Due Pursuant to Tax Receivable Agreements (a)	12,201	11,638
Amounts Due to Employees	27,366	28,392
Amounts Due Pursuant to Tax Receivable Agreements	$ 174,109	$ 186,036